CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans, including fees	$ 249,751	$ 285,689	$ 306,075
Investment securities
Taxable	37,664	28,239	21,748
Tax-exempt	736	767	934
Total investment securities interest	38,400	29,006	22,682
Other earning assets	(7,221)	(5,878)	14,745
Total interest income	280,930	308,817	343,502
Interest expense
Deposits	24,625	40,781	58,336
Short-term borrowings	262	163	94
Long-term borrowings	2,702	3,586	8,341
Subordinated debentures and capital securities	0	391	1,221
Total interest expense	27,589	44,921	67,992
Net interest income	253,341	263,896	275,510
Provision for loan and lease losses - uncovered	19,117	19,210	33,564
Provision for loan and lease losses - covered	30,903	64,081	63,144
Net interest income after provision for loan and lease losses	203,321	180,605	178,802
Noninterest income
Service charges on deposit accounts	21,215	19,206	22,188
Trust and wealth management fees	13,951	14,340	13,862
Bankcard income	10,028	9,291	8,518
Net gains from sales of loans	4,570	4,258	4,632
Gains on sales of investment securities	3,628	2,541	0
FDIC loss sharing income	35,346	60,888	51,844
Accelerated discount on covered loans	13,662	20,521	29,067
Loss on preferred securities	0	0	(30)
Other	20,021	11,486	16,750
Total noninterest income	122,421	142,531	146,831
Noninterest expenses
Salaries and employee benefits	113,154	106,914	117,363
Net occupancy	20,682	21,410	22,555
Furniture and equipment	9,190	9,945	10,299
Data processing	8,837	5,716	5,152
Marketing	5,550	5,794	5,357
Communication	3,409	3,203	3,908
Professional services	7,269	9,636	9,169
Debt extinguishment	0	0	8,029
State intangible tax	3,899	3,583	4,843
FDIC assessments	4,682	5,676	8,312
Loss-other real estate owned	3,250	3,971	1,163
Loss-Covered other real estate owned	2,446	9,224	916
Loss sharing expense	10,725	3,600	615
Other	28,904	29,425	35,999
Total noninterest expenses	221,997	218,097	233,680
Income before income taxes	103,745	105,039	91,953
Income tax expense	36,442	38,300	32,702
Net income	67,303	66,739	59,251
Dividends on preferred stock	0	0	1,865
Income available to common shareholders	$ 67,303	$ 66,739	$ 57,386
Earnings per common share
Basic	$ 1.16	$ 1.16	$ 1.01
Diluted	$ 1.14	$ 1.14	$ 0.99
Average common shares outstanding-basic	57,876,685	57,691,979	56,969,491
Average common shares outstanding-diluted	58,868,792	58,693,205	57,993,078